Summary of Net Effect of Consolidating Entities on Consolidated Statement of Operations (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Revenue		$ 48,511		$ 78,297
Operating costs and expenses		62,041		110,724
Income before taxes		(34,296)		(62,157)
Income tax provision		$ 1,438		$ 2,605
Predecessor
Variable Interest Entity [Line Items]
Revenue	$ 23,540		$ 214,383		$ 434,904	$ 772,265	$ 882,904	$ 728,256
Operating costs and expenses	38,467		133,191		266,154	512,291	557,697	454,090
Income before taxes	(469,644)		37,266		89,391	62,124	132,930	(19,696)
Income tax provision	2,371		8,862		38,151	39,870	39,817	27,921
Net income (loss) attributable to noncontrolling interests	(969)		477		667	5,036	257	(463)
Variable Interest Entity, Primary Beneficiary | Predecessor
Variable Interest Entity [Line Items]
Revenue	1,219		5,372		11,102	21,791	24,798	24,818
Operating costs and expenses	1,240		4,757		9,834	19,850	22,392	22,753
Income before taxes	22		551		1,291	2,206	2,688	2,144
Income tax provision	991		74		624	(2,830)	2,431	2,607
Net income (loss) attributable to noncontrolling interests	$ (969)		$ 477		$ 667	$ 5,036	$ 257	$ (463)